OFI Global Asset Management, Inc.

225 Liberty Street, 11th Floor

New York, NY 10281-1008

January 2, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Oppenheimer Emerging Markets Innovators Fund (the "Registrant") Reg. No. 333-194049; File No. 811-22943

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on December 23, 2014.

Sincerely,
/s/ Taylor V. Edwards
------------------------------------
Taylor V. Edwards
Vice President & Senior Counsel
212-323-0310
tewards@ofiglobal.com
cc:
Kramer Levin Naftalis & Frankel LLP
KPMG
Gloria LaFond
Edward Gizzi, Esq.